Annual Operating Expenses {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-14 - Fidelity Managed Retirement 2010 Fund	Jul. 13, 2021
Fidelity Advisor Managed Retirement 2010 Fund-Class A
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.71%
Fidelity Advisor Managed Retirement 2010 Fund-Class I
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%